Putnam Focused Equity Fund*
*Prior to June 24, 2019, the fund was known as Putnam Global Industrials Fund.
Fund Summary
Goal
Putnam Focused Equity Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Focused Equity Fund	Class A		Class B		Class C		Class M	Class R	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Applies only to certain redemptions of shares originally purchased with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Focused Equity Fund	Class A		Class B		Class C		Class M		Class R		Class R6		Class Y
Management fees	0.62%		0.62%		0.62%		0.62%		0.62%		0.62%		0.62%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses	0.40%	[1]	0.40%	[1]	0.40%	[1]	0.40%	[1]	0.40%	[1]	0.26%	[2]	0.40%	[1]
Total annual fund operating expenses	1.27%		2.02%		2.02%		1.77%		1.52%		0.88%		1.02%
[1]	Restated to reflect current fees.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect current fees, and restated to reflect the lower investor servicing fees applicable to class R6 shares.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Focused Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	697	955	1,232	2,021
Class B	705	934	1,288	2,155
Class C	305	634	1,088	2,348
Class M	524	888	1,276	2,361
Class R	155	480	829	1,813
Class R6	90	281	488	1,084
Class Y	104	325	536	1,248

Expense Example, No Redemption - Putnam Focused Equity Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	205	634	1,088	2,155
Class C	205	634	1,088	2,348

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 293%.
Investments, risks, and performance
Investments
We invest mainly in equity securities (growth or value or both) of large and midsize companies that we believe have favorable investment potential. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity investments, including common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). This policy may be changed only after 60 days’ notice to shareholders.

The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to concentrate its investments in a limited number of issuers.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The fund will be more susceptible to these risks than other funds because it concentrates its investments in a limited number of issuers or sectors, and the fund may perform poorly as a result of adverse developments affecting those issuers or sectors.

As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before June 24, 2019, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 3/31/19 19.34% Best calendar quarter Q2 2009 21.43% Worst calendar quarter Q3 2011 −28.22%
Average annual total returns after sales charges (for periods ended 12/31/18)
Average Annual Total Returns - Putnam Focused Equity Fund		1 Year	5 Years	10 Years
Class A		(18.89%)	4.01%	11.84%
Class A | after taxes on distributions		(20.44%)	1.78%	9.84%
Class A | after taxes on distributions and sale of fund shares		(10.14%)	2.46%	9.13%
Class B		(18.49%)	4.18%	11.85%
Class C		(15.34%)	4.46%	11.69%
Class M		(17.38%)	3.98%	11.57%
Class R		(14.13%)	5.00%	12.25%
Class R6	[1]	(13.68%)	5.53%	12.80%
Class Y		(13.72%)	5.52%	12.79%
S&P 500 Index (no deduction for fees, expenses or taxes)	[2]	(4.38%)	8.49%	13.12%
MSCI World Industrials (ND)-S&P 500 Linked Benchmark (no deduction for fees, expenses or taxes)	[3]	(14.54%)	3.51%	10.08%
[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	As of June 24, 2019, the S&P 500 Index (an unmanaged index of common stock performance) replaced the MSCI World Industrials Index (ND) (a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets in the industrials sector) as the benchmark for this fund because, in Putnam Management's opinion, the securities tracked by the S&P 500 Index more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the MSCI World Industrials Index (ND) for the one-year, five-year, and ten-year periods ended on December 31, 2018 were -14.54%, 3.51%, and 10.08%, respectively.
[3]	The MSCI World Industrials (ND)-S&P 500 Linked Benchmark represents performance of the MSCI World Industrials Index (ND) from the inception date of the fund, December 18, 2018, through June 23, 2019 and performance of the S&P 500 Index from June 24, 2019 forward.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.